Liability under insurance contracts and reinsurance contracts - Summary of reconciliation of changes in insurance contracts by remaining coverage and incurred claims for which the applying the premium distribution approach (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	₩ 184,754
Beginning balance, Reinsurance contract liabilities	98,063
Reinsurance revenue	3,364,322	₩ 3,116,553	₩ 2,899,599
Reinsurance finance income and expense, Other comprehensive income	(211,733)	(2,073)	(28,283)
Reinsurance finance income and expense	(1,191,195)	(99,439)	(516,097)
Ending balance, Reinsurance contract assets	603,442	184,754
Ending balance, Reinsurance contract liabilities	56,378	98,063
Insurance contracts to which premium allocation approach has been applied [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Reinsurance revenue	101,942	64,554	39,641
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	77,065	25,539
Beginning balance, Reinsurance contract liabilities	(5)	(78)
Beginning balance, Net reinsurance contract assets (liabilities)	77,060	25,461
Reinsurance revenue, Incurred reinsurance claims	35,435	16,498
Reinsurance revenue-Changes in liabilities for incurred claims	112	4,059
Reinsurance revenue, Other	1,778	(120)
Reinsurance revenue	37,325	20,437
Reinsurance service expense	(38,642)	(18,052)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	3,133	2,175
Reinsurance finance income and expense, Other comprehensive income	(24)	18
Reinsurance finance income and expense	3,109	2,193
Cash flow for the period, Reinsurance premium paid	42,773	2,128
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(12,650)	33,051
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	30,123	35,179
Other increases (decreases)	0	11,842
Ending balance, Reinsurance contract assets	108,975	77,065	25,539
Ending balance, Reinsurance contract liabilities	0	(5)	(78)
Ending balance, Net reinsurance contract assets (liabilities)	108,975	77,060	25,461
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Present value estimate of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	23,144	4,244
Beginning balance, Reinsurance contract liabilities	(5)	(19)
Beginning balance, Net reinsurance contract assets (liabilities)	23,139	4,225
Reinsurance revenue, Incurred reinsurance claims	33,682	15,934
Reinsurance revenue-Changes in liabilities for incurred claims	136	3,476
Reinsurance revenue, Other	0	0
Reinsurance revenue	33,818	19,410
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	114	97
Reinsurance finance income and expense, Other comprehensive income	(19)	14
Reinsurance finance income and expense	95	111
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	(12,650)	33,051
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	(12,650)	33,051
Other increases (decreases)	0	(33,658)
Ending balance, Reinsurance contract assets	44,402	23,144	4,244
Ending balance, Reinsurance contract liabilities	0	(5)	(19)
Ending balance, Net reinsurance contract assets (liabilities)	44,402	23,139	4,225
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Risk adjustment for non-financial risks [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	1,517	104
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	1,517	104
Reinsurance revenue, Incurred reinsurance claims	1,753	564
Reinsurance revenue-Changes in liabilities for incurred claims	(24)	838
Reinsurance revenue, Other	0	0
Reinsurance revenue	1,729	1,402
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	35	7
Reinsurance finance income and expense, Other comprehensive income	(5)	4
Reinsurance finance income and expense	30	11
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	0	0
Ending balance, Reinsurance contract assets	3,276	1,517	104
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	3,276	1,517	104
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Excluding loss recovery factors [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	51,439	19,971
Beginning balance, Reinsurance contract liabilities	0	(59)
Beginning balance, Net reinsurance contract assets (liabilities)	51,439	19,912
Reinsurance revenue, Incurred reinsurance claims	0	0
Reinsurance revenue-Changes in liabilities for incurred claims	0	0
Reinsurance revenue, Other	0	(120)
Reinsurance revenue	0	(120)
Reinsurance service expense	(38,642)	(18,052)
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	2,984	2,071
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	2,984	2,071
Cash flow for the period, Reinsurance premium paid	42,773	2,128
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	42,773	2,128
Other increases (decreases)	0	45,500
Ending balance, Reinsurance contract assets	58,554	51,439	19,971
Ending balance, Reinsurance contract liabilities	0	0	(59)
Ending balance, Net reinsurance contract assets (liabilities)	58,554	51,439	19,912
Insurance contracts to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Loss recovery factor [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance, Reinsurance contract assets	965	1,220
Beginning balance, Reinsurance contract liabilities	0	0
Beginning balance, Net reinsurance contract assets (liabilities)	965	1,220
Reinsurance revenue, Incurred reinsurance claims	0	0
Reinsurance revenue-Changes in liabilities for incurred claims	0	(255)
Reinsurance revenue, Other	1,778	0
Reinsurance revenue	1,778	(255)
Reinsurance service expense	0	0
Recovery of investment elements and reinsurance premiums	0	0
Reinsurance finance income and expense, profit or loss	0	0
Reinsurance finance income and expense, Other comprehensive income	0	0
Reinsurance finance income and expense	0	0
Cash flow for the period, Reinsurance premium paid	0	0
Cash flow for the period, Recoveries of reinsurance claims and other reinsurance income	0	0
Cash flow for the period, Receipts of investment components and recoveries of reinsurance premiums	0	0
Cash flow for the period	0	0
Other increases (decreases)	0	0
Ending balance, Reinsurance contract assets	2,743	965	1,220
Ending balance, Reinsurance contract liabilities	0	0	0
Ending balance, Net reinsurance contract assets (liabilities)	₩ 2,743	₩ 965	₩ 1,220